INCOME TAXES	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
INCOME TAXES

9. INCOME TAXES

Cayman Islands

HHEG Cayman is a tax-exempted company incorporated in the Cayman Islands. Under the current laws of Cayman Islands, the Company is not subject to income, corporate or capital gains tax, and Cayman Islands currently have no form of estate duty, inheritance tax or gift tax. In addition, payments of dividends and capital in respect of their shares are not subject to taxation and no withholding will be required in the Cayman Islands on the payment of any dividend or capital to any holder of their shares, nor will gains derived from the disposal of their shares be subject to Cayman Islands income or corporation tax. No provision for income taxes in the Cayman Islands has been made as the Company had no taxable income for the years ended December 31, 2023 and 2022.

Seychelles

HGSL and HGCL are tax-exempted companies incorporated in Seychelles. Under the current laws of Seychelles, HGSL and HGCL are not subject to income, corporate or capital gains tax, and Seychelles currently have no form of estate duty, inheritance tax or gift tax. In addition, payments of dividends and capital in respect of their shares are not subject to taxation and no withholding will be required in the Seychelles on the payment of any dividend or capital to any holder of their shares, nor will gains derived from the disposal of their shares be subject to Seychelles income or corporation tax. No provision for income taxes in the Seychelles has been made as HGSL and HGCL had no taxable income for the years ended December 31, 2023 and 2022.

Hong Kong

HGHK is incorporated in Hong Kong and is subject to an income tax rate of 16.5% for taxable income generated from operations in Hong Kong. No provision for income taxes in Hong Kong has been made as HGHK had no taxable income for the years ended December 31, 2023 and 2022.

PRC

The Company’s PRC subsidiaries are subject to 25% standard enterprise income tax except for those accepted as deemed profit method enterprises, or qualified for small-scale enterprises, or granted preferential tax treatment. ZDSE, JEMT,HHMT and SJMC enjoyed a preferential tax rate of 2.5% for the year ended December 31, 2023 and 10% for the year ended December 31, 2022.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

ZDSE, JEMT,HHMT and SJMC enjoy a preferential tax rate of 2.5% for the years ended December 31, 2023 and 10% for the year ended December 31, 2022.

Income tax expense (benefits)

	2023	2022
Current tax expense	$18,509	$14,925
Deferred tax expense (benefits)	-	-
Total income taxes	$18,509	$14,925

Income taxes of ZDSE, JEMT, HHMT and SJMC are accrued at the tax rate of 2.5%. The deferred income tax assets of ZDSE are calculated according to the preferential tax rate of 5% for the years ended December 31, 2023 and 2022?.

	2023	2022
Profit (loss) before tax	$5,840	$(268,351)
Tax (credit) calculated at statutory tax rate (25%)	1,460	(67,087)
Valuation allowance	17,049	82,012
Total income taxes	$18,509	$14,925

The Company’s other subsidiaries have not recognized deferred income tax assets as of December 31, 2023 and 2022.